Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

October 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 96.2%

Consumer Staples - 2.0%
Darling Ingredients, Inc.*	831	$65,217

Energy - 2.3%
EnLink Midstream LLC*	2,275	27,027
Enviva, Inc.	792	47,394
Total Energy		74,421

Industrials - 23.5%
Array Technologies, Inc.*	2,035	36,833
Bloom Energy Corp. Class A*	2,450	45,839
Chart Industries, Inc.*	211	47,028
Fluence Energy, Inc.*	1,126	16,811
Plug Power, Inc.*	10,079	161,062
Prysmian SpA (Italy)	1,398	45,578
Shoals Technologies Group, Inc. Class A*	1,855	42,869
Siemens Gamesa Renewable Energy SA (Spain)*	2,985	52,981
Sunrun, Inc.*	3,421	77,007
Vestas Wind Systems A/S (Denmark)	8,452	166,476
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (China)	21,000	18,219
Xylem, Inc.	475	48,654
Total Industrials		759,357

Information Technology - 26.4%†
Canadian Solar, Inc. (Canada)*	985	33,392
Enphase Energy, Inc.*	1,085	333,095
First Solar, Inc.*	1,270	184,874
JinkoSolar Holding Co., Ltd. (China)*(1)	1,040	49,379
SolarEdge Technologies, Inc.*	771	177,353
Xinyi Solar Holdings Ltd. (China)	76,000	75,422
Total Information Technology		853,515

Materials - 1.2%
MP Materials Corp.*	1,353	40,644

Utilities - 40.8%†
AES Corp. (The)	1,460	38,194
China Longyuan Power Group Corp. Ltd. Class H (China)	26,000	29,711
Clearway Energy, Inc. Class C	2,685	93,277
Constellation Energy Corp.	649	61,356
Dominion Energy, Inc.	850	59,474
EDP - Energias de Portugal SA (Portugal)	23,852	104,305
EDP Renovaveis SA (Spain)	2,425	51,069
Encavis AG (Germany)	1,796	33,457
Enel SpA (Italy)	7,393	33,016
Eversource Energy	729	55,608
Fortum OYJ (Finland)	4,410	62,082
Iberdrola SA (Spain)	22,375	227,202
NextEra Energy, Inc.	1,070	82,925
Orsted AS (Denmark)(2)	1,690	139,385
Public Service Enterprise Group, Inc.	955	53,547
RWE AG (Germany)	998	38,455
SSE PLC (United Kingdom)	1,555	27,748
Sunnova Energy International, Inc.*	1,309	24,269
Verbund AG (Austria)	370	28,978
Security Description	Shares	Value
COMMON STOCKS (continued)

Utilities (continued)
Xcel Energy, Inc.	1,155	$75,202
Total Utilities		1,319,260

TOTAL INVESTMENTS - 96.2%
(Cost $3,416,310)		3,112,414
Other Assets in Excess of Liabilities - 3.8%		123,108
Net Assets - 100.0%		$3,235,522

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2022, the aggregate value of these securities was $139,385, or 4.3% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

October 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,112,414	$—	$—	$3,112,414
Total	$3,112,414	$—	$—	$3,112,414